Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2021

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS - 86.7%
Apollo Hybrid Value Fund, L.P. (a)		$ 21,701,518	$ 26,352,054	26.2%	$ 4,650,536
Bain Capital Special Situations Asia, L.P. (a)		4,304,209	4,975,720	5.0	671,511
Blackstone Prtners VII LP (a)		991,465	1,219,425	1.2	227,960
Bridge Debt Strategies Fund II LP (a)		1,180,477	1,317,541	1.3	137,064
Ellington Private Opportunities Partners II LP (a)(d)		8,390,138	12,756,857	12.7	4,366,719
Ellington Private Opportunities Partners III LP (a)		1,500,000	1,492,716	1.5	(7,284)
EPO Onshore Partners LP (a)(b)		-	278,468	0.3	278,468
Guggenheim Private Debt Fund 2.0, LLC (a)		2,042,961	1,776,531	1.8	(266,430)
KKR Americas Fund XII L.P. (a)		1,706,060	3,439,269	3.4	1,733,209
KKR Asian Fund III L.P. (a)		2,387,417	4,080,127	4.1	1,692,710
KKR European Fund V (a)		1,970,291	2,286,121	2.3	315,830
KKR North America Fund XI L.P. (a)		6,007,894	8,493,419	8.5	2,485,525
Mount Yale Private Equity Fund, LP (a)(c)		66,670	348,324	0.4	281,654
TPG Healthcare Partners, L.P. (a)		2,063,353	3,031,686	3.0	968,333
TPG Partners VIII, L.P. (a)		3,282,026	4,193,320	4.2	911,294
Warburg Pincus Global Growth, L.P. (a)		8,447,500	11,137,252	10.8	2,689,752
TOTAL PRIVATE FUNDS		$ 66,041,979	$ 87,178,830	86.7%	$ 21,136,851

MUTUAL FUNDS - 19.3%
OPEN END FUNDS - 19.3%
Deer Park Total Return Credit Fund - Class I (c)	1,155,655	12,426,661	12,377,070	12.3	(49,591)
PIMCO Real Return Fund - Institutional Class	315,420	3,860,752	3,885,981	3.9	25,229
Princeton Premium Fund - Class I (c)	257,471	3,219,147	3,084,500	3.1	(134,647)
TOTAL MUTUAL FUNDS		$ 19,506,560	$ 19,347,551	19.3%	$ (159,009)

	Number of Contracts
PURCHASED OPTION - 1.0%
PURCHASED CALL OPTION - 1.0%
S&P 500 Index - Exercise Price $4,525 Expiration Date: 9/16/2022
Notional - $10,407,500	23	$ 724,067	$ 1,044,161	1.0%	320,094
TOTAL PURCHASED OPTION		$ 724,067	$ 1,044,161	1.0%	$ 320,094
	Shares
SHORT TERM INVESTMENT - 0.3%
First American Government Obligations Fund - Class X 0.01% (e)	305,039	$ 305,039	$ 305,039	0.3%
TOTAL SHORT TERM INVESTMENT		$ 305,039	$ 305,039	0.3%

TOTAL INVESTMENTS - 107.3% (Cost - $86,577,645)			$ 107,875,582
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%			(7,357,182)
NET ASSETS - 100.0%			$ 100,518,400

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2021.